Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt

7. Debt

Debt consisted of the following:

	September 30, 2024	December 31, 2023
Short-term debt - unaffiliated:
Yorkville - PPA (measured at fair value)	$-	$17,223
Yorkville - convertible promissory note (measured at fair value)	3,695	-
Short-term debt - other	-	2,108
Total short-term debt - unaffiliated	3,695	19,331
Short-term debt - related parties:
C.V. Starr Bridge Loan, net of discount	5,640	5,523
RWI Bridge Loan, net of discount	29,482	12,967
CEO promissory note	3,793	1,419
Total short-term debt - related parties	38,915	19,909
Total debt	$42,610	$39,240

Yorkville PPA

On September 15, 2022, the Company entered into a Pre-Paid Advance Agreement (“PPA”) with YA II PN, Ltd. (“Yorkville”), pursuant to which the Company could request advances of up to $40,000 in cash from Yorkville (or such greater amount that the parties may mutually agree) (each, a “Pre-Paid Advance”) over an 18-month period, with an aggregate limitation of $150,000. Pre-Paid Advances were issued at a 2.0% discount, bore interest at an annual rate equal to 6.0% (increased to 15.0% in the event of default as described in the PPA) and may be offset by the issuance of shares of common stock, at Yorkville’s option, at a price per share calculated pursuant to the PPA, which in no event will be less than $7.50 per share. The issuance of the shares under the PPA was subject to certain limitations, including that the aggregate number of shares of common stock issued pursuant to the PPA cannot exceed 19.9% of the Company’s outstanding stock as of September 15, 2022, as well as a beneficial ownership limitation of 4.99%. Further, Yorkville agreed not to purchase any shares of common stock for 60 days following entry into the PPA, nor could Yorkville purchase more than $6,000 of shares of common stock during a 30-day period, in each case at a price per share less than the Fixed Price, as defined in the PPA. In the event the daily volume weighted average price (“VWAP”) of the Class A common stock is below $7.50 (the “floor price”) for any five of seven consecutive trading days, the Company would pay Yorkville a monthly cash payment of $6,000, plus any accrued and unpaid interest along with a 5.0% redemption premium until such time as the daily VWAP for five consecutive trading days immediately prior to the due date of the next monthly payment was at least 10.0% greater than $7.50. In connection with the Company’s 2023 annual stockholder meeting held in June 2023, the Company and Yorkville agreed to lower the floor price to $0.50 (the “amended floor price”). The Company also received stockholder approval of the proposal for the issuance of more than 20.0% of its pre-transaction Class A common stock outstanding at a price below the minimum price pursuant to the PPA. Further, absent prior written consent from Yorkville, the Company agreed it would not increase the size or amount borrowed under the C.V. Starr loan facility nor would it incur other borrowings or liens of any kind as long as any amounts were due and remained outstanding to Yorkville until paid in full. The Company agreed that all obligations due and owing to Yorkville would become secured obligations upon any violation under the PPA.

In connection with the entry into the PPA, the Company received the initial Pre-Paid Advance of $40,000 gross or $39,200 net of discount. Each Pre-Paid Advance had a maturity of 12 months. Further Pre-Paid Advances would be based upon the mutual agreement of the parties. Direct costs and fees related to the PPA were recognized in earnings. At issuance, the Company concluded that certain features of the PPA would be considered a derivative that would require bifurcation. In lieu of bifurcation, the Company elected the fair value option for this financial instrument and records changes in fair value within the condensed consolidated statements of operations and comprehensive loss at the end of each reporting period. Under the fair value option, upon derecognition the Company will include in net loss the cumulative amount of the gain or loss on the debt that resulted from changes in instrument-specific credit risk.

During the fourth quarter of 2022, Yorkville elected to convert $3,000 of principal and $694 of accrued interest into 262,797 shares of common stock, and during the year ended December 31, 2023, Yorkville elected to convert $3,889 of principal and $400 of accrued interest into 559,481 shares of common stock. Further, during the year December 31, 2023, total repayments to Yorkville were $18,724 which consisted of (i) $16,811 applied to the principal amount; (ii) $1,073 towards accrued interest; and (iii) $840 of redemption premium. As of December 31, 2023, the fair value of the debt was $17,223 and the principal balance was $16,623. Refer to Note 3 for additional details regarding the fair value measurement.

On January 12, 2024, the Company and Yorkville entered into a forbearance agreement (“Forbearance Agreement”), pursuant to which Yorkville agreed to restrain from enforcing its rights and remedies as a result of the event of default during the forbearance period. The forbearance period was to continue until the earlier of January 19, 2024 or the date the Company fully repaid all amounts outstanding under the PPA (“Forbearance Period”). During the Forbearance Period, interest accrued at 15.0% per annum. In addition, the Company was to make a cash payment of $17,348 plus per diem interest of $7 for each day after January 12, 2024 until payment was made and was required to issue Yorkville a total of 100,000 shares of its common stock. On January 12, 2024, the Company issued Yorkville 100,000 of its common stock in connection with the extension of the maturity date of the PPA. The PPA was repaid in full on January 17, 2024.

On March 13, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with Yorkville (see Note 10).

Yorkville Convertible Promissory Note

Upon entry into the SEPA, the Company issued Yorkville a $3,150 convertible promissory note for $2,993 in cash (after a 5% original issue discount). The note bears interest at an annual rate equal to 8.0% (increased to 18.0% in the event of default as provided in the note) and matures on March 13, 2025. The note was initially convertible into common stock at a price per share equal to $6.3171, provided however, the conversion price was subject to reset on the earlier of (a) the fifth trading day following the effective date of the resale shelf, or (b) the six-month anniversary of the issuance date of the convertible note (i.e., September 13, 2024). The conversion price was reset to $2.7546 on September 13, 2024. Upon the occurrence and during the continuation of an event of default (as defined in the note), the note (including accrued interest) may become immediately due and payable. The issuance of the common stock upon conversion of the note and otherwise under the SEPA is capped at 19.9% of the outstanding common stock as of March 13, 2024. Further, the note and SEPA include a beneficial ownership blocker for Yorkville such that Yorkville may not be deemed the beneficial owner of more than 4.99% of the Company’s common stock. As a result of the Company’s failure to file its 2023 Form 10-K by April 30, 2024 (i.e., a deemed Event of Default under the convertible promissory note), the Company began accruing interest at the default rate of 18.0% as of May 1, 2024. A further event of default occurred as a result of the Company’s failure to file a registration statement with the SEC for the resale by Yorkville of the shares of common stock issuable under the SEPA by May 3, 2024 (see Note 10).

The Company determined that the convertible note included embedded derivatives that would otherwise require bifurcation as derivative liabilities, and neither the debt instrument nor the embedded features are required to be classified as equity. Therefore, at inception, the Company elected to carry the convertible promissory note comprised of the debt host and the embedded derivative liabilities at fair value on a recurring basis as permitted under ASC 825, Financial Instruments. Changes in fair value caused by changes in the instrument-specific credit risk are reported in other comprehensive income, and the remaining change in fair value is reported in earnings (i.e., as a component of other income/expense). Interest expense is a component of the change in fair value of the notes and, therefore, is not separately recorded. As a result of the fair value election, the original issue discount of $157 was recorded to other expense in the consolidated statements of operations and comprehensive loss. As of September 30, 2024, the fair value of the debt was $3,695 and the principal balance was $3,150. Refer to Note 3 for additional details regarding the fair value measurement.

Short-Term Debt - Other and CEO Promissory Note

On August 21, 2023, the Company entered into a loan agreement with its Chairman and Chief Executive Officer, Dr. Robert Hariri, and two unaffiliated lenders, providing for a loan in the aggregate principal amount of $3,000 (of which Dr. Hariri contributed $1,000), or the “Loan.” The Loan bears interest at a rate of 15.0% per year, with the first year of interest being paid in kind on the last day of each month and matured on August 21, 2024. Pursuant to the terms of the Loan, the Company is required to apply the net proceeds from a subsequent transaction (as defined) in which the Company receives gross proceeds of $4,500 or more to repay the Loan. The Company did not repay the Loan upon receipt of the letter of credit funds in connection with signing the lease amendment (see Note 8) or the January 2024 PIPE (see Note 10), both of which were defined as subsequent transactions. The lenders agreed to a loan amendment whereby the loan maturity date was extended to December 31, 2024. Subsequently, on September 30, 2024, Dr. Hariri and the two unaffiliated lenders entered into an assignment agreement whereby Dr. Hariri assumed the full loan in exchange for repayment of the other lenders’ respective principal loan amount, plus accrued interest. As of September 30, 2024, the loan was reclassified from short-term debt - unaffiliated to short-term debt - related parties.

On October 12, 2023, in order to further address the Company’s immediate working capital requirements, Dr. Robert Hariri and the Company signed a promissory note for $285 which bears interest at a rate of 15.0% per year. The note matures together with the outstanding principal amount and accrued and unpaid interest upon the earlier of 12 months from the date of the note or upon a change of control.

As of September 30, 2024, there was no other short-term debt and the carrying value of the CEO promissory note inclusive of accrued interest was $3,793. As of December 31, 2023, the carrying value of the other short-term debt and the CEO promissory note inclusive of accrued interest was $2,108 and $1,419, respectively. At September 30, 2024 and December 31, 2023, the carrying amounts of the loans were deemed to approximate fair value.

Short-Term Debt – Related Parties - C.V. Starr and RWI

C.V. Starr & Co., Inc

On March 17, 2023, the Company entered into a loan agreement (the “Starr Bridge Loan”) with C.V. Starr & Co., Inc. (“C.V. Starr”), a stockholder of the Company, for an aggregate principal amount of $5,000 net of an original issue discount of $100. The loan bears interest at a rate equal to 12.0% per year or 15.0% in the event of default, with the first year of interest being paid in kind on the last day of each month, and matures on March 17, 2025. In addition, the parties entered into a warrant agreement to acquire up to an aggregate 75,000 shares of Class A common stock (“Starr Warrant”), at a purchase price of $1.25 per whole share underlying the Starr Warrant or $94. The Starr Warrant has a five-year term and had an exercise price of $7.10 per share.

In June 2023, in connection with the Amended RWI Loan (as defined below), the Company granted C.V. Starr additional warrants to acquire up to an aggregate 50,000 shares of its Class A common stock (“Starr Additional Warrant” and in combination with Starr Warrant, “Starr Warrants”), which additional warrants have a 5-year term and had an exercise price of $8.10 per share. The Company applied the guidance for this transaction in accordance with ASC 470-20, Debt with Conversion and Other Options and ASC 815, Derivatives and Hedging. The net proceeds of the Starr Bridge Loan and Starr Additional Warrant were recorded at fair value. The fair value of the Starr Additional Warrant was determined using a Black-Scholes option pricing model. The Starr Warrants met the requirements for a derivative scope exception under ASC 815-10-15-74(a) for instruments that are both indexed to an entity’s own stock and classified in stockholders’ equity.

Under the terms of the Starr Bridge Loan, the Company agreed to customary negative covenants restricting its ability to repay indebtedness, pay dividends to stockholders, repay or incur other indebtedness other than as permitted, grant or suffer to exist a security interest in any of the Company’s assets, other than as permitted, or hold cash and cash equivalents less than $3,000 for more than five consecutive business days. During the year ended December 31, 2023, the Company’s cash and cash equivalents fell below the $3,000 minimum liquidity covenant, which per the terms of the loan agreement caused an event of default. Therefore, the Company reclassified the loan as a current liability reflected within short-term debt - related parties on the condensed consolidated balance sheets.

On January 12, 2024, the Company entered into an amendment which terminated the minimum $3,000 liquidity covenant requirement. In addition to the negative covenants in the Starr Bridge Loan, the Starr Bridge Loan includes customary events of default and the Company granted C.V. Starr a senior security interest in all of its assets, pari passu with RWI (as defined below).

On March 13, 2024, the Company and C.V. Starr entered into a forbearance agreement (“Starr Forbearance Agreement”) with respect to the Starr Bridge Loan. Under the Starr Forbearance Agreement, (i) C.V. Starr agreed not to exercise its rights and remedies upon the occurrence of any default under the Starr Bridge Loan until the Company’s obligations in respect of the Yorkville convertible promissory note have been indefeasibly paid in full, (ii) C.V. Starr consented to the Company’s incurrence of indebtedness under the Yorkville convertible promissory note, (iii) C.V. Starr consented to cash payments required to be made under the SEPA and the Yorkville convertible promissory note, (iv) the Company agreed to increase the interest rate on the loan outstanding under the Starr Bridge Loan by 100 basis points and (v) the Company agreed to amend the exercise price of (x) that certain warrant to acquire 75,000 shares of the Company’s common stock for $7.10 per share, expiring March 17, 2028, and (y) that certain warrant to acquire 50,000 shares of common stock for $8.10 per share expiring June 20, 2028, each of which are held by C.V. Starr, such that the exercise price of each such warrant in (x) and (y) is $5.895 per share. In addition, the interest rate of the Starr Bridge Loan was increased to 13.0% per annum. The Starr Forbearance Agreement resulted in a modification of the Starr Bridge Loan, since the change in cash flows was determined to be less than 10%. Accordingly, no gain or loss was recorded and the change in fair value of the Starr Warrants of $51 was recorded as debt discount and will be amortized based on the new effective interest rate over the term of the Starr Bridge Loan. Due to the Company’s failure to make certain interest payments when due, the Company began accruing interest at the default rate of 16.0% as of April 5, 2024.

As of September 30, 2024 and December 31, 2023, the carrying value of Starr Bridge Loan, inclusive of accrued interest and net of discount, was $5,640 and $5,523, respectively. The carrying amount of the Starr Bridge Loan was deemed to approximate fair value.

Resorts World Inc Pte Ltd

On May 16, 2023, with written consent provided by Yorkville, the Company entered into a senior secured loan agreement (“RWI Bridge Loan”) with Resorts World Inc Pte Ltd, (“RWI”) providing for an initial loan in the aggregate principal amount of $6,000 net of an original issue discount of $120, which bears interest at a rate of 12.5% per year or 15.5% in the event of default, with the first year of interest being paid in kind on the last day of each month, and matured on June 14, 2023.

On June 21, 2023, the Company closed on an amended and restated senior secured loan agreement (“Amended RWI Loan”), to amend and restate the previous senior secured loan agreement, in its entirety. The Amended RWI Loan provided for an additional loan in the aggregate principal amount of $6,000 net of an original issue discount of $678, which bears interest at a rate of 12.5% per year or 15.5% in the event of default, with the first year of interest being paid in kind on the last day of each month, and matures March 17, 2025. The Amended RWI Loan extended the maturity date of the initial loan to March 17, 2025. In addition, the Amended RWI Loan provided for the issuance of warrants to acquire up to an aggregate 300,000 shares of the Company’s Class A common stock (“RWI Warrant”), at a purchase price of $1.25 per whole share underlying the RWI Warrant (or an aggregate purchase price of $375). The RWI Warrant has a five-year term and an exercise price of $8.10 per share.

Pursuant to the terms of the Amended RWI Loan, the Company was required to apply the net proceeds to the trigger payments due to Yorkville pursuant to the PPA. In addition, the Company agreed to customary negative covenants restricting its ability to repay indebtedness, pay dividends to stockholders, repay or incur other indebtedness other than as permitted, grant or suffer to exist a security interest in any of its assets, other than as permitted, or hold cash and cash equivalents less than $3,000 for more than five consecutive business days, and includes customary events of default. The Company granted RWI a senior security interest in all of its assets, pari passu with C.V. Starr pursuant to the Starr Bridge Loan. The Company and RWI signed a forbearance agreement on September 14, 2023, whereby RWI agreed to forebear any action under the terms of the Amended RWI Loan in relation to the minimum $3,000 liquidity covenant and with respect to any potential default in relation to the Company’s outstanding debt owed to Yorkville until December 31, 2023. The Company reclassified the loan as a current liability reflected within short-term debt - related parties on the condensed consolidated balance sheets. Pursuant to the amendment on January 12, 2024, see below, the minimum $3,000 liquidity covenant requirement was terminated.

The Company accounted for the Amended RWI Loan in accordance with ASC 470-20, Debt with Conversion and Other Options and ASC 815, Derivatives and Hedging. The net proceeds of the Amended RWI Loan and RWI Warrant were recorded at fair value, which resulted in a total discount of $2,151 based on the difference between the proceeds and fair value which were recorded as a loss within other income (expense) on the condensed consolidated statements of operations and comprehensive loss. The fair value of the RWI Warrant was determined using a Black-Scholes option pricing model. The RWI Warrant met the requirements for a derivative scope exception under ASC 815-10-15-74(a) for instruments that are both indexed to an entity’s own stock and classified in stockholders’ equity.

On January 12, 2024, the Company entered into a second amended and restated senior secured loan agreement (“RWI Second Amended Bridge Loan”), to amend and restate the previously announced senior secured loan agreement with RWI dated as of May 16, 2023, as amended on June 20, 2023, in its entirety. The RWI Second Amended Bridge Loan provided for an additional loan in the aggregate principal amount of $15,000 net of an original issue discount of $3,750, which bears interest at a rate of 12.5% per year, with the first year of interest being paid in kind on the last day of each month, and matures on July 16, 2025. In addition, the RWI Second Amended Bridge Loan provides for the issuance of a 5-year immediately exercisable warrant to acquire up to 1,650,000 shares of Class A common stock (“Tranche #1 Warrant”), and a warrant to acquire up to 1,350,000 shares of Class A common stock, which will only be exercisable upon the later of (x) stockholder approval for Nasdaq purposes of its exercise price, (y) CFIUS clearance and (z) six months from issuance date (“Tranche #2 Warrant”) and will expire 5 years after it becomes exercisable. The Tranche #1 Warrant and Tranche #2 Warrant were each issued on January 16, 2024 in conjunction with the close of the RWI Second Amended Bridge Loan. The Tranche #1 Warrant has an exercise price of $2.4898 per share. The Tranche #2 Warrant became exercisable on July 15, 2024 and has an exercise price of $2.988 per share.

Pursuant to the terms of the RWI Second Amended Bridge Loan, the Company was required to apply the proceeds of the additional loan (i) to the payment in full of all outstanding amounts owed to Yorkville under the PPA, (ii) to the payment of invoices of certain critical vendors, (iii) to the first settlement payment owed to Palantir (see Note 9), and (iv) for working capital and other purposes pre-approved by RWI. Pursuant to the terms of the RWI Second Amended Bridge Loan, the Company agreed to customary negative covenants restricting its ability to pay dividends to stockholders, repay or incur other indebtedness other than as permitted, or grant or suffer to exist a security interest in any of the Company’s assets, other than as permitted. In addition, the Company agreed to apply net revenues received through the sale of its products/provision of services in connection with or related to its distribution and manufacturing agreement with Genting Innovation Pte Ltd (“Genting Innovation”), a related party, as a prepayment towards the loan.

The RWI Second Amended Bridge Loan resulted in an extinguishment of the Amended RWI Loan, since the change in cash flows exceeds 10%. As a result, the Company record a loss on extinguishment equal to the difference between (i) the fair values of the new loan and Tranche #1 and Tranche #2 Warrants and (ii) the previous carrying amount of the Amended RWI Loan, or $3,908. The Company has not elected to carry the RWI Second Amended Bridge Loan at fair value, as permitted under ASC 815, Derivatives and Hedging and ASC 825, Fair Value Option for Financial Instruments. The Tranche #1 Warrant has been classified in stockholders’ equity, since it is exercisable into a fixed number of the Company’s own shares at a known exercise price, and therefore is not required to be classified as a liability under ASC 480, Distinguishing Liabilities from Equity. The Tranche #2 Warrant was initially classified as a liability, since the exercise price (i.e., Minimum Price) was not determined at issuance and may be subsequently adjusted. As of July 15, 2024, the Tranche #2 Warrant became exercisable and no longer contains adjustment provisions to the exercise price that are not indexed to the Company’s own stock, resulting in the reclassification from liability to equity.

The Company and RWI also entered into an investor rights agreement dated as of January 12, 2024. The investor rights agreement provides RWI certain information and audit rights, as well as registration rights with respect to the shares underlying the Tranche #1 Warrant and Tranche #2 Warrant, including both the undertaking to file a registration statement within 45 days of filing of the 2023 Form 10-K, “piggyback” registration rights, as well as the right to request up to three demand rights for underwritten offerings per year; in each case subject to customary “underwriter cutback” language as well as any objections raised by the Securities and Exchange Commission to inclusion of securities. If the initial registration statement was not filed on or prior to May 15, 2024, the investor rights agreement provided for partial liquidating damages equal to 1.0% of the purchase price of the Tranche #1 and Tranche #2 Warrants amount each month, up to a maximum of 6.0%, plus interest thereon accruing daily at a rate of 18.0% per annum.

On March 13, 2024, the Company and RWI entered into a second forbearance agreement (“RWI 2nd Forbearance Agreement”). Under the RWI 2nd Forbearance Agreement, (i) RWI agreed not to exercise its rights and remedies upon the occurrence of any default under the RWI Second Amended Bridge Loan until the Company’s obligations in respect of the Yorkville convertible promissory note have been indefeasibly paid in full or March 13, 2025, whichever occurs first, (ii) RWI consented to the Company’s incurrence of indebtedness under the Yorkville convertible promissory note, (iii) RWI consented to cash payments required to be made under the SEPA and the Yorkville convertible promissory note, (iv) the Company agreed to increase the interest rate on the loan outstanding under the RWI Loan Agreement by 100 basis points, or from 12.5% to 13.5% per annum, and (v) the Company agreed to issue RWI a warrant to acquire up to 300,000 shares of common stock (“RWI New Warrant”), which expires June 20, 2028 and has an exercise price of $5.895 per share. The RWI 2nd Forbearance Agreement resulted in a modification of the RWI Second Amended Bridge Loan, since the change in cash flows is less than 10%. Accordingly, no gain or loss was recorded, and the fair value of the RWI New Warrant of $1,162 was recorded as debt discount and will be amortized based on the new effective interest rate over the term of the RWI Second Amended Bridge Loan. Due to the Company’s failure to make certain interest payments when due, the Company began accruing interest on the Amended RWI Loan balance of approximately $13,700 at the default rate of 16.5% as of August 5, 2024.

As of September 30, 2024 and December 31, 2023, the carrying value of the RWI Second Amended Bridge Loan and Amended RWI Loan, inclusive of interest and net of discount was $29,482 and $12,967, respectively. The carrying amount of the RWI Second Amended Bridge Loan was deemed to approximate fair value.

9. Debt

Short-Term Debt - Yorkville

On September 15, 2022, the Company entered into a Pre-Paid Advance Agreement (“PPA”) with Yorkville, pursuant to which the Company may request advances of up to $40,000 in cash from Yorkville (or such greater amount that the parties may mutually agree) (each, a “Pre-Paid Advance”) over an 18-month period, with an aggregate limitation of $150,000. Pre-Paid Advances are issued at a 2% discount, bear interest at an annual rate equal to 6% (increased to 15% in the event of default as described in the PPA) and may be offset by the issuance of shares of common stock, at Yorkville’s option, at a price per share calculated pursuant to the PPA, which in no event will be less than $7.50 per share. The issuance of the shares under the PPA is subject to certain limitations, including that the aggregate number of shares of common stock issued pursuant to the PPA cannot exceed 19.9% of the Company’s outstanding stock as of September 15, 2022, as well as a beneficial ownership limitation of 4.99%. Further, Yorkville agreed not to purchase any shares of common stock for 60 days following entry into the PPA, nor may Yorkville purchase more than $6,000 of shares of common stock during a 30-day period, in each case at a price per share less than the Fixed Price, as defined in the PPA. In the event the daily volume weighted average price (“VWAP”) of the Class A common stock is below $7.50 (the “floor price”) for any five of seven consecutive trading days, the Company will pay Yorkville a monthly cash payment of $6,000, plus any accrued and unpaid interest along with a 5.0% redemption premium until such time as the daily VWAP for five consecutive trading days immediately prior to the due date of the next monthly payment is at least 10% greater than $7.50.

In connection with the entry into the PPA, the Company received the initial Pre-Paid Advance of $40,000 gross or $39,200 net of discount. Each Pre-Paid Advance has a maturity of 12 months. Further Pre-Paid Advances will be based upon the mutual agreement of the parties. Direct costs and fees related to the PPA were recognized in earnings. At issuance, the Company concluded that certain features of the PPA would be considered a derivative that would require bifurcation. In lieu of bifurcation, the Company elected the fair value option for this financial instrument and will record changes in fair value within the statements of operations and comprehensive income (loss) at the end of each reporting period. Under the fair value option, upon derecognition the Company will include in net income the cumulative amount of the gain or loss on the debt that resulted from changes in instrument-specific credit risk.

During the year ended December 31, 2023, Yorkville elected to convert $3,889 of principal and $400 of accrued interest into 559,481 shares of common stock and $155 was recognized in earnings from changes in instrument-specific credit risk. As of December 31, 2023, the fair value of the debt was $17,223 and the principal balance was $16,623. As of December 31, 2022, the fair value of the debt was $37,603 and the principal balance was $37,000. Refer to Note 3 for additional details regarding the fair value measurement.

On February 22, 2023, Yorkville provided notice to the Company that a “triggering event” under the terms of the PPA occurred on February 21, 2023 and approximately $6,500 was due to Yorkville consisting of principal, accrued interest, and redemption premium of 5% of the principal amount being paid (collectively the “repayment amount”).

On March 24, 2023, the Company paid $1,950 of the repayment amount owed to Yorkville towards the first trigger payment.

In April 2023, the Company and Yorkville agreed that Yorkville would not accelerate any amounts outstanding under the PPA provided that (i) the Company pays the remaining balance on the first trigger payment of approximately $4,600 within two business days of closing a financing transaction, but in any event no later than April 14, 2023; and (ii) the Company pays in full the payment due on the second trigger payment of approximately $6,500 within two business days of closing a financing transaction, but in any event no later than May 14, 2023. On April 11, 2023, the Company used the net proceeds of $5,500 from a registered direct offering to pay in full the remaining balance on the first trigger payment and approximately $900 was applied towards the second trigger payment.

On May 16, 2023, the Company used the net proceeds from the RWI Bridge Loan (as defined below) to repay the remaining balance on the second trigger payment for approximately $5,600.

Further, on June 21, 2023, the Company used the net proceeds from the Amended RWI Loan (as defined below) to repay $5,700 towards the third trigger payment at which point payments due under the triggering event were satisfied. During the year December 31, 2023, total repayments to Yorkville were $18,724 which consisted of (i) $16,811 applied to the principal amount; (ii) $1,073 towards accrued interest; and (iii) $840 of redemption premium. In connection with the Company’s 2023 annual stockholder meeting held in June 2023, the Company and Yorkville agreed to lower the floor price to $0.50 (the “amended floor price”). The Company also received stockholder approval of the proposal for the issuance of more than 20% of its pre-transaction Class A common stock outstanding at a price below the minimum price pursuant to the PPA. Further, absent prior written consent from Yorkville, the Company agreed it will not increase the size or amount borrowed under the C.V. Starr loan facility nor will not incur other borrowings or liens of any kind as long as any amounts are due and remain outstanding to Yorkville until paid in full. The Company agreed that all obligations due and owing to Yorkville will become secured obligations upon any violation under the PPA.

On August 2, 2023, Yorkville provided notice to the Company that a “triggering event” under the term of the PPA occurred on August 1, 2023. The Company was not able to make the August trigger payment of $6,340 when due.

On September 18, 2023, the Company and Yorkville entered into a letter agreement to extend the maturity date of the PPA to December 31, 2023, and Yorkville agreed not to declare an event of default, as defined in the PPA, until January 1, 2024. The Company further agreed to issue 270,730 shares of the Company’s Class A common stock to Yorkville, and recognized an expense of $712 within other income (expense) on the consolidated statements of operations. Additionally, the Company was required to pay Yorkville $2,000 on or prior to October 5, 2023 and an additional $500 on or before October 31, 2023. The Company was not able to make the required payments.

On January 12, 2024, the Company and Yorkville entered into a forbearance agreement (“Forbearance Agreement”) in which Yorkville agreed to restrain from enforcing its rights and remedies as a result of the event of default during the forbearance period. The forbearance period shall continue until the earliest of the January 19, 2024 or the date the Company fully repaid all amounts outstanding under the PPA (“Forbearance Period”). During the Forbearance Period, interest shall accrue at 15% per annum. In addition, the Company shall make a cash payment of $17,348 plus per diem interest of $7 for each day after January 12, 2024 until payment is made and shall issue Yorkville a total of 100,000 shares of its common stock. The PPA loan was paid in full on January 17, 2024. On January 12, 2024, the Company issued Yorkville 100,000 of its common stock.

On March 13, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with Yorkville (Note 12).

Upon entry into the SEPA, the Company issued Yorkville a $3.15 million convertible promissory note for $2.99 million in cash (after a 5% original issue discount). The note bears interest at an annual rate equal to 8.0% (increased to 18.0% in the event of default as provided in the note), and matures March 13, 2025. Yorkville may convert the note into common stock at a price per share equal to $6.3171, provided however, on the earlier of (a) the fifth trading day following the effective date of the resale shelf, or (b) August 13, 2024, the conversion price will be the volume weighted average price (“VWAP”) of the common stock on Nasdaq during the five consecutive trading days immediately prior to the conversion price reset date, subject to a floor price of $2.4898 per share. Upon the occurrence and during the continuation of an event of default (as defined in the note), the note (including accrued interest) will become immediately due and payable. The issuance of the common stock upon conversion of the note and otherwise under the SEPA is capped at 19.9% of the outstanding common stock as of March 13, 2024. Further, the note and SEPA include a beneficial ownership blocker for Yorkville such that Yorkville may not be deemed the beneficial owner of more than 4.99% of the Common Stock.

Short-Term Debt - Other and Related Party

On August 21, 2023, the Company entered into a loan agreement with its Chairman and Chief Executive Officer, Dr. Robert Hariri, and two unaffiliated lenders, providing for a loan in the aggregate principal amount of $3,000 (of which Dr. Hariri contributed $1,000), or the “Loan”. The Loan bears interest at a rate of 15% per year, with the first year of interest being paid in kind on the last day of each month and matures on August 21, 2024. Pursuant to the terms of the Loan, the Company is required to apply the net proceeds from a subsequent transaction (as defined) in which the Company receives gross proceeds of $4,500 or more to repay the Loan. The Company did not repay the Loan upon receipt of the letter of credit funds which was defined as a subsequent transaction in connection with signing the lease amendment (See Note 10). The lenders have not demanded repayment as of the issuance date. The carrying amount of the Loan was deemed to approximate fair value.

On October 12, 2023, in order to further address the Company’s immediate working capital requirements, Robert Hariri, M.D., Ph.D., the Company’s Chairman and Chief Executive Officer, and the Company signed a promissory note (“CEO Promissory Note”) for $285 which bears interest at a rate of 15.0% per year. The CEO Promissory Note matures together with the outstanding principal amount and accrued and unpaid interest upon the earlier of twelve months from the date of the note or upon a change of control. The carrying amount of the Loan was deemed to approximate fair value.

As of December 31, 2023, the carrying value of the Loan and the CEO Promissory Note inclusive of accrued interest is $3,527 of which $1,419 is shown as other short-term - related party due to Dr. Hariri and $2,108 shown as other short-term debt on the consolidated balance sheets.

Short-Term Debt – Related Parties - C.V. Starr and RWI

C.V. Starr & Co., Inc

On March 17, 2023, the Company entered into a loan agreement (the “Starr Bridge Loan”) with C.V. Starr & Co., Inc. (“C.V. Starr”), a stockholder of the Company, for an aggregate principal amount of $5,000 net of an original issue discount of $100. The loan bears interest at a rate equal to 12.0% per year or 15.0% in the event of default, with the first year of interest being paid in kind on the last day of each month, and matures on March 17, 2025. In addition, the parties entered into a warrant agreement to acquire up to an aggregate 75,000 shares of Class A common stock (“Starr Warrant”), at a purchase price of $1.25 per whole share underlying the Starr Warrant or $94. The Starr Warrant has a five-year term and an exercise price of $7.10 per share.

In June 2023, in connection with the Amended RWI Loan (as defined below), the Company granted C.V. Starr additional warrants to acquire up to an aggregate 50,000 shares of its Class A common stock, which additional warrants have a 5-year term and an exercise price of $8.10 per share. The Company applied the guidance for this transaction in accordance with ASC 470-20, Debt with Conversion and Other Options and ASC 815, Derivatives and Hedging. The net proceeds of the Starr Bridge Loan and Starr Warrants were recorded at fair value. The fair value of the Starr Warrants was determined using a Black-Scholes option pricing model. The Starr Warrants met the requirements for a derivative scope exception under ASC 815-10-15-74(a) for instruments that are both indexed to an entity’s own stock and classified in stockholders’ equity. The carrying amount of the Starr Bridge Loan was deemed to approximate fair value. As of December 31, 2023, the carrying value of Starr Bridge Loan inclusive of accrued interest is $5,523 on the consolidated balance sheets.

Under the terms of the Starr Bridge Loan, the Company agreed to customary negative covenants restricting its ability to repay indebtedness, pay dividends to stockholders, repay or incur other indebtedness other than as permitted, grant or suffer to exist a security interest in any of the Company’s assets, other than as permitted, or hold cash and cash equivalents less than $3,000 for more than five consecutive business days. During the year ended December 31, 2023, the Company’s cash and cash equivalents fell below the $3,000 minimum liquidity covenant, which per the terms of the loan agreement caused an event of default. Therefore, the Company reclassified the loan as a current liability reflected within short-term debt - related parties on the consolidated balance sheets as of December 31, 2023.

On January 12, 2024, the Company entered into an amendment (“Starr Bridge First Amendment”), which terminated the minimum $3,000 liquidity covenant requirement. In addition to the negative covenants in the Starr Bridge Loan, the Starr Bridge Loan includes customary events of default and the Company granted C.V. Starr a senior security interest in all of its assets, pari passu with RWI (as defined below).

On March 13, 2024, the Company and C.V. Starr, entered into a forbearance agreement (“Starr Forbearance Agreement”), with respect to the Starr Bridge Loan. Under the Starr Forbearance Agreement, (i) Starr agreed not to exercise its rights and remedies upon the occurrence of any default under the Starr Loan Agreement until the Company’s obligations in respect of the Yorkville convertible note have been indefeasibly paid in full, (ii) Starr consented to the Company’s incurrence of indebtedness under the Yorkville convertible note, (iii) Starr consented to cash payments required to be made under the SEPA and the Yorkville convertible note, (iv) the Company agreed to increase the interest rate on the loan outstanding under the Starr Bridge Loan by 100 basis points and (v) the Company agreed to amend the exercise price of (x) that certain warrant to acquire 75,000 shares of the Company’s common stock for $7.10 per share, expiring March 17, 2028, and (y) that certain warrant to acquire 50,000 shares of Common Stock for $8.10 per share expiring June 20, 2028, each of which are held by Starr, such that the exercise price of each such warrant in (x) and (y) is $5.895 per share. In addition, the interest rate of the Starr Bridge Loan was increased to 13% per annum.

Resorts World Inc Pte Ltd

On May 16, 2023, with written consent provided by Yorkville, the Company entered into a senior secured loan agreement (“RWI Bridge Loan”) with Resorts World Inc Pte Ltd, (“RWI”) providing for an initial loan in the aggregate principal amount of $6,000 net of an original issue discount of $120, which bears interest at a rate of 12.5% per year or 15.5% in the event of default, with the first year of interest being paid in kind on the last day of each month, and matured on June 14, 2023.

On June 21, 2023, the Company closed on an amended and restated senior secured loan agreement (“Amended RWI Loan”), to amend and restate the previous senior secured loan agreement, in its entirety. The Amended RWI Loan provided for an additional loan in the aggregate principal amount of $6,000 net of an original issue discount of $678, which bears interest at a rate of 12.5% per year or 15.5% in the event of default, with the first year of interest being paid in kind on the last day of each month, and matures March 17, 2025. The Amended RWI Loan extended the maturity date of the initial loan to March 17, 2025. In addition, the Amended RWI Loan provided for the issuance of warrants to acquire up to an aggregate of 300,000 shares of the Company’s Class A common stock (“RWI Warrants”), at a purchase price of $1.25 per whole share underlying the RWI Warrant (or an aggregate purchase price of $375). The RWI Warrant has a 5-year term and an exercise price of $8.10 per share.

The Company applied the guidance for this transaction in accordance with ASC 470-20, Debt with Conversion and Other Options and ASC 815, Derivatives and Hedging. The net proceeds of the Amended RWI Loan and RWI Warrants were recorded at fair value, which resulted in a total discount of $2,151 based on the difference between the proceeds and fair value which were recorded as a loss within other income (expense) on the consolidated statements of operations. The fair value of the RWI Warrants was determined using a Black-Scholes option pricing model. The RWI Warrants met the requirements for a derivative scope exception under ASC 815-10-15-74(a) for instruments that are both indexed to an entity’s own stock and classified in stockholders’ equity. The carrying amount of the Amended RWI Loan was deemed to approximate fair value. As of December 31, 2023, the carrying value of Amended RWI Loan inclusive of accrued interest is $12,967 on the consolidated balance sheets.

Pursuant to the terms of the Amended RWI Loan, the Company was required to apply the net proceeds to the trigger payments due to Yorkville pursuant to the PPA. RWI is affiliated with Lim Kok Thay, a former member of the Company’s board of directors. In addition, the Company agreed to customary negative covenants restricting its ability to repay indebtedness, pay dividends to stockholders, repay or incur other indebtedness other than as permitted, grant or suffer to exist a security interest in any of its assets, other than as permitted, or hold cash and cash equivalents less than $3,000 for more than five consecutive business days, and includes customary events of default. The Company granted RWI a senior security interest in all of its assets, pari passu with C.V. Starr pursuant to the Starr Bridge Loan. The Company and RWI signed a forbearance agreement on September 14, 2023, whereby RWI agreed to forebear any action under the terms of the RWI Bridge Loan in relation to the minimum $3,000 liquidity covenant and with respect to any potential default in relation to the Company’s outstanding debt owed to Yorkville until December 31, 2023. The Company reclassified the loan as a current liability reflected within short-term debt - related parties - C.V. Starr and RWI on the consolidated balance sheets as of December 31, 2023.

Pursuant to the amendment on January 12, 2024, see below, the amendment terminated the minimum $3,000 liquidity covenant requirement.

On January 12, 2024, the Company entered into a second amended and restated senior secured loan agreement (“RWI Second Amended Bridge Loan”), to amend and restate the previously announced senior secured loan agreement with RWI dated as of May 16, 2023, as amended on June 20, 2023, in its entirety. The RWI Second Amended Bridge Loan provided for an additional loan in the aggregate principal amount of $15,000 net of an original issue discount of $3,750, which bears interest at a rate of 12.5% per year, with the first year of interest being paid in kind on the last day of each month, and matures July 16, 2025. In addition, the RWI Second Amended Bridge Loan provides for the issuance of a 5-year immediately exercisable warrant to acquire up to 1,650,000 shares of Class A common stock (“Tranche 1 Warrant”), and a warrant to acquire up to 1,350,000 shares of Class A common stock, which will only be exercisable upon the later of (x) stockholder approval for Nasdaq purposes of its exercise price, (y) CFIUS clearance and (z) six months from issuance date (“Tranche 2 Warrant”) and will expire 5 years after it becomes exercisable. The Tranche 1 Warrant and Tranche 2 Warrant were each issued on January 16, 2024, and the Tranche 1 Warrant has an exercise price of $2.4898 per share, and the Tranche 2 Warrant will have an exercise price equal to “Minimum Price” (as determined pursuant to Nasdaq 5635(d)) on the date it becomes exercisable. The Company closed the RWI Second Amended Bridge Loan and the sale and purchase of the Tranche 1 Warrant and Tranche 2 Warrant on January 16, 2024.

Pursuant to the terms of the RWI Second Amended Bridge Loan, the Company was required to apply the proceeds of the additional loan (i) to the payment in full of all outstanding amounts owed to Yorkville under the PPA, (ii) to the payment of invoices of certain critical vendors, (iii) to the first settlement payment owed to Palantir Technologies, Inc., and (iv) for working capital and other purposes pre-approved by RWI. Pursuant to the terms of the RWI Second Amended Bridge Loan, the Company agreed to customary negative covenants restricting its ability to pay dividends to stockholders, repay or incur other indebtedness other than as permitted, or grant or suffer to exist a security interest in any of the Company’s assets, other than as permitted. In addition, the Company agreed to apply net revenues received through the sale of our products/provision of services in connection with or related to its distribution and manufacturing agreement with Genting Innovation Pte Ltd (“Genting Innovation”), a related party, as a prepayment towards the loan.

On March 13, 2024, the Company and RWI entered into a second forbearance agreement (“RWI 2nd Forbearance Agreement”). Under the RWI 2nd Forbearance Agreement, (i) RWI agreed not to exercise its rights and remedies upon the occurrence of any default under the RWI Loan Agreement until the Company’s obligations in respect of the Yorkville convertible note have been indefeasibly paid in full or March 13, 2025, whichever occurs first, (ii) RWI consented to the Company’s incurrence of indebtedness under the Yorkville convertible note, (iii) RWI consented to cash payments required to be made under the SEPA and the Yorkville convertible note, (iv) the Company agreed to increase the interest rate on the loan outstanding under the RWI Loan Agreement by 100 basis points and (v) the Company agreed to issue RWI a warrant to acquire up to 300,000 shares of Common Stock (“RWI New Warrant”), which expires June 20, 2028 and has an exercise price of $5.895 per share.